Financing receivables, net - Balances of financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing receivables, net
Due in 0 - 12 months	¥ 762,854	¥ 1,569,080
Due in 13 - 24 months	19,297	185,136
Total financing receivables	¥ 782,151	¥ 1,754,216